Warrants (Details) - Schedule of Warrant Activities - Marpai Warrants [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Schedule of Warrant Activities [Line Items]
Number of Warrants to Purchase Common Shares, Beginning (in Shares)	644,718	412,218	412,218
Weighted Average Exercise Price, Beginning	$ 16.4	$ 23.68	$ 23.68
Number of Warrants to Purchase Common Shares, Granted (in Shares)		92,500
Exercise Price Range Per Share, Granted		$ 5
Weighted Average Exercise Price, Granted		$ 5
Number of Warrants to Purchase Common Shares, Forfeited (in Shares)
Number of Warrants to Purchase Common Shares, Exercised (in Shares)
Number of Warrants to Purchase Common Shares, Ending (in Shares)	644,718	504,718	644,718
Weighted Average Exercise Price, Ending	$ 16.4	$ 20.25	$ 16.4
Minumum [Member]
Schedule of Warrant Activities [Line Items]
Exercise Price Range Per Share, Beginning	2.5	5.72	5.72
Exercise Price Range Per Share, Ending	2.5	5	2.5
Maximum [Member]
Schedule of Warrant Activities [Line Items]
Exercise Price Range Per Share, Beginning	31.6	31.6	31.6
Exercise Price Range Per Share, Ending	$ 31.6	$ 31.6	$ 31.6